Remuneration System for the Management Board and Employees of the Group - 2018 Long Term Incentive Plan - Additional Information (Detail)			9 Months Ended	12 Months Ended
	Apr. 01, 2019 shares	Apr. 01, 2018 shares	Dec. 31, 2018 Beneficiary	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period				4 years
Number of shares granted	14,283
Share based payment expense | €				€ 6,654,000	€ 5,585,000	€ 4,975,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				9,347
Number of shares forfeited				0
2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period				4 years
Percentage of perfomance shares vested		25.00%
Maximum pay-out Factor		1
Description of share based compensation exercise period		Six-month
2018 long-term incentive program [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of beneficiaries left | Beneficiary			4
Number of performance shares allocated percentage		100.00%
Number of shares granted		20,357
Percentage of target expected to achieve to stock options grant				105.00%
Percentage of target achievement to stock options grant				100.00%
Increase in total number of shares to be issued				21,163
Fair value of stock options granted | €				€ 103.58
Number of shares forfeited				703
Share based payment expense | €				€ 720,764	€ 946,346
2018 long-term incentive program [member] | Performance share [member] | Management board [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		8,804
2018 long-term incentive program [member] | Performance share [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		1,262
2018 long-term incentive program [member] | Performance share [member] | Senior management [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		10,291
Bottom of range [member] | 2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases		0
Performance criteria fulfillment percentage		200.00%
Top of range [member] | 2018 long-term incentive program [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pay-out factor for justified cases		2
Conditional percentage of increase in number of shares vested		200.00%
Performance criteria fulfillment percentage		300.00%